Changes in Carrying Amount of Intangible Assets (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Finite-Lived Intangible Assets [Line Items]
Beginning Balance	$ 24,991	$ 29,157	$ 33,383
Amortization expense	(4,741)	(4,010)	(4,226)
Reduction arising from the relinquishment of management rights from the purchase of containers from institutional investors		(156)
Ending Balance	$ 20,250	$ 24,991	$ 29,157